Equity Method Investments Equity Method Investments (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2013
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 2,458	$ 2,458	$ 0
Other income - related parties		71	$ 40	$ 28
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 961	$ 961
Markwest Utica EMG
Schedule of Equity Method Investments [Line Items]
NCI owners total funding commitment					$ 950
Percentage of capital required by reporting entity after NCI minimum contribution					100.00%
Aggregate Contributions to VIE Threshold					$ 2,000
Maximum percentage ownership interest in joint ventures	70.00%	70.00%
Threshold percentage for noncontrolling owners to make pro rata contributions	30.00%	30.00%
Maximum noncontrolling percentage of capital contributions until pro rata ownership threshhold is reached		10.00%
Noncontrolling interest owners actual contribution	$ 996	$ 996
Contribution by the Partnership	1,500	$ 1,500
Noncontrolling interest owners capital contribution preference threshold					$ 500
Noncontrolling Owners Accrual of Preference Amount	$ 4
Percentage of available cash to be received by the Partnership	60.00%	60.00%
Percentage of aggregate investment balance for proportionate distribution of cash	60.00%	60.00%
Percentage of aggregate investment balance	56.00%	56.00%
Equity method investments	$ 2,200	$ 2,200
Other income - related parties	1
Equity Method Investment Difference Between Carrying Amount And Underlying Equity Portion Related To Goodwill Not Amortized	371	$ 371
Ohio Gathering
Schedule of Equity Method Investments [Line Items]
Other income - related parties	$ 2
Equity Method Investment, Ownership Percentage	36.00%	36.00%
Ohio Condensate Company, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Other income - related parties	$ 1
Equity Method Investment, Ownership Percentage	60.00%	60.00%
Utica Condensate
Schedule of Equity Method Investments [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Investment in subsidiary	$ 781	$ 781